Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2018
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital
Net change in non-cash working capital items is as follows for the years ended September 30:

	2018	2017
	$	$
Accounts receivable	(106,072)	(164,452)
Work in progress	8,290	(8,056)
Prepaid expenses and other assets	10,927	16,403
Long-term financial assets	(11,448)	(13,338)
Accounts payable and accrued liabilities	107,889	(92,873)
Accrued compensation	(10,602)	44,837
Deferred revenue	(61,827)	(12,993)
Provisions	(31,831)	50,777
Long-term liabilities	13,866	8,612
Retirement benefits obligations	493	(12,395)
Derivative financial instruments	46	3,229
Income taxes	42,032	34,164
	(38,237)	(146,085)

Disclosure of non-cash operating and investing activities
Non-cash operating and investing activities related to operations are as follows for the years ended September 30:

	2018	2017
	$	$
Operating activities
Accounts receivable	(133)	(118)
Accounts payable and accrued liabilities	26,333	34,522
Provisions	1,516	1,571
	27,716	35,975
Investing activities
Purchase of PP&E	(17,600)	(16,365)
Additions to intangible assets	(19,441)	(23,236)
	(37,041)	(39,601)

Disclosure of financing activities
Changes arising from financing activities are as follows for the years ended September 30:

	2018		2017
	Long-term debt	Derivative financial instruments to hedge long-term debt	Long-term debt	Derivative financial instruments to hedge long-term debt
	$	$	$	$
Balance, beginning of year	1,862,003	58,844	1,910,975	14,520
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	(5,205)	—	200,000	—
Increase of long-term debt	20,111	—	18,921	—
Repayment of long-term debt	(121,771)	—	(199,841)	—
Repayment of debt assumed in business acquisitions	(28,609)	—	(9,119)	—
Settlement of derivative financial instruments (Note 31)	—	(2,430)	—	—
Non-cash financing activities
Increase in obligations under finance leases	9,192	—	3,508	—
Additions through business acquisitions	27,925	—	17,879	—
Changes in foreign currency exchange rate	50,968	(13,197)	(69,486)	44,324
Other	(13,721)	—	(10,834)	—
Balance, end of year	1,800,893	43,217	1,862,003	58,844

Disclosure of interest and income taxes paid
Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2018	2017
	$	$
Interest paid	81,998	78,227
Interest received	1,536	3,680
Income taxes paid	261,952	244,227